INCOME TAX - Components recognized in income statement (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax
Fiscal term	$ (1,779,538)	$ (2,644,173)	$ (1,321,400)
Prior fiscal terms	46,791	39,137	71,932
Total current tax	(1,732,747)	(2,605,036)	(1,249,468)
Deferred tax
Fiscal term	(282,012)	(80,663)	(530,926)
Adjustments for consolidation purposes	82,204	(62,722)	4,169
Total deferred tax	(199,808)	(143,385)	(526,757)
Total income tax	$ (1,932,555)	$ (2,748,421)	$ (1,776,225)
Foreign
Deferred tax
Dividend tax rate	20.00%	10.00%
Colombia
Deferred tax
Nominal income tax rate	35.00%	35.00%	31.00%
Income tax points liquidated	5.00%	5.00%	3.00%
Threshold percentage of industry and trade tax which can be offset against corporate income tax liability.	3.00%
Threshold percentage of total outstanding shares to determine taxable status of sale of public shares	3.00%
Dividend tax rate	10.00%	7.50%
Capital gains tax rate	15.00%	10.00%
Temporary reduction in penalties and interest	60.00%
Colombia | Taxable income equal to, or higher than 120.00 tax units (UVT) from year 2023 to 2027
Deferred tax
Percentage increase in surcharge rate applicable to financial entities	5.00%
Threshold taxable income (UVT)	$ 120,000
Colombia | Minimum
Deferred tax
Effective tax rate	15.00%
Guatemala
Deferred tax
Income tax rate	25.00%
Panama
Deferred tax
Income tax rate	25.00%
El Salvador
Deferred tax
Income tax rate	30.00%